7. RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
7. RELATED PARTY TRANSACTIONS

 7. Related Party Transactions

The Company leases an office building and equipment from an entity owned by related parties on a month-to-month basis.  Rent expense amounted to $24,112 for each of the three months ended March 31, 2012 and 2011.

The Company maintains deposits and other accounts at a bank which is less than 5%-owned by related parties and where a stockholder is a member of the Board of Directors of the bank.

 7. Related Party Transactions

The Company leases an office building and equipment from an entity owned by related parties on a month-to-month basis. Rent expense amounted to $96,448 and $96,539 for the years ended December 31, 2011 and 2010, respectively. As of December  31, 2011, the Company owed such entity $72,336.

The Company maintains deposits and other accounts at a bank which is less than 5%-owned by related parties and where a stockholder is a member of the Board of Directors of the bank.

The Company owed $450,000 and $7,300,000 to existing common and preferred stockholders under senior secured convertible promissory notes and nonconvertible promissory notes at December 31, 2011 and 2010, respectively. Interest in the amount of $10,781 and $650,301 has been accrued on these notes as of December 31, 2011 and 2010, respectively. During 2011, there were additional borrowings of $1,500,000 from the Company’s existing common and preferred stockholders and repayments of $200,000 plus interest of $1,972.